Subsidiaries - Summary of financial information before eliminating inter-company transactions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial information before eliminating inter company transactions [line items]
Revenue	¥ 3,095,234	¥ 2,913,446	¥ 2,844,447
Net profit	112,719	51,930	60,157
Other comprehensive income	(33,150)	(44,524)	6,834
Comprehensive income	79,569	7,406	66,991
Net profit allocated to non-controlling interests	12,752	12,255	14,287
Cash flows from operating activities	261,863	64,235	129,981
Cash flows from investing activities	(84,023)	(76,675)	(14,231)
Cash flows from financing activities	(91,747)	(50,503)	(7,239)
Effect of exchange rate changes on cash and cash equivalents	(4,496)	(1,275)	(2,447)
Net increase (decrease) in cash and cash equivalents	81,597	(64,218)	106,064
Cash and cash equivalents, at end of the year	359,252	278,314	346,025
NEC Networks & System Integration Corporation [member]
Disclosure of financial information before eliminating inter company transactions [line items]
Revenue	302,253	278,102	267,833
Net profit	11,805	9,458	8,093
Other comprehensive income	339	(366)	1,861
Comprehensive income	12,144	9,092	9,954
Net profit allocated to non-controlling interests	6,898	4,513	4,506
Dividends paid to non-controlling interests	2,460	2,287	2,226
Cash flows from operating activities	14,939	8,396	4,779
Cash flows from investing activities	(6,726)	(5,604)	(2,802)
Cash flows from financing activities	(4,304)	(5,615)	(4,366)
Effect of exchange rate changes on cash and cash equivalents	58	(104)	22
Net increase (decrease) in cash and cash equivalents	3,967	(2,927)	(2,367)
Cash and cash equivalents, at end of the year	58,321	54,354	57,281
Japan Aviation Electronics Industry, Limited [member]
Disclosure of financial information before eliminating inter company transactions [line items]
Revenue	208,237	222,358	254,412
Net profit	11,255	12,824	12,516
Other comprehensive income	(3,314)	41	2,114
Comprehensive income	7,941	12,865	14,630
Net profit allocated to non-controlling interests	6,290	7,396	8,270
Dividends paid to non-controlling interests	2,337	1,752	1,772
Cash flows from operating activities	29,685	37,627	32,343
Cash flows from investing activities	(24,536)	(23,042)	(19,787)
Cash flows from financing activities	(7,565)	(6,891)	(8,828)
Effect of exchange rate changes on cash and cash equivalents	(389)	134	(1,087)
Net increase (decrease) in cash and cash equivalents	(2,805)	7,828	2,641
Net increase in cash and cash equivalents resulting from new consolidation			180
Cash and cash equivalents, at end of the year	¥ 44,802	¥ 47,608	¥ 39,780